CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total	Comprehensive Income Attributable To Highway Holdings [Member]	Comprehensive Income Attributable To Noncontrolling Interest [Member]	Comprehensive Income [Member]
Balance at Mar. 31, 2009	$ 37	$ 11,224	$ 154	$ (6)	$ (53)	$ 93	$ 11,449	$ 93	$ 11,449	$ 730
Balance (in shares) at Mar. 31, 2009	3,720
Net income	0	0	420	0	0	(20)	400	420	(20)	400
Shares issued to a consultant (note 17)	1	53	0	0	0	0	54
Shares issued to a consultant (note 17) (in shares)	30
Director's stock compensation (note 17)	0	0	0	0	0	0	0
Director's stock compensation (note 17) (in shares)	29
Employee's share-based compensation	0	12	0	0	0	0	12
Translation adjustments	0	0	0	(7)	0	0	(7)	(7)	0	(7)
Acquisition of non-controlling interests	0	(48)	0	0	0	(75)	(123)
Disposal of non-controlling interests	0	48	0	0	0	(48)	0
Cash dividends	0	0	(113)	0	0	0	(113)
Balance at Mar. 31, 2010	38	11,289	461	(13)	(53)	(50)	11,672	413	(20)	393
Balance (in shares) at Mar. 31, 2010	3,779
Net income	0	0	1,650	0	0	(22)	1,628	1,650	(22)	1,628
Treasury shares cancelled (note 12)	(1)	(52)	0	0	53	0	0
Treasury shares cancelled (note 12) (in shares)	(37)
Shares issued to a consultant (note 17)	1	55	0	0	0	0	56
Shares issued to a consultant (note 17) (in shares)	30
Shares repurchase (note 12)	0	0	0	0	(15)	0	(15)
Exercise of share options	0	24	0	0	1	0	25
Exercise of share options (in shares)	9
Employee's share-based compensation	0	19	0	0	0	0	19
Translation adjustments	0	0	0	(4)	0	0	(4)	(4)	0	(4)
Cash dividends	0	0	(905)	0	0	0	(905)
Disposal of subsidiaries	0	0	0	17	0	72	89
Balance at Mar. 31, 2011	38	11,335	1,206	0	(14)	0	12,565	1,646	(22)	1,624
Balance (in shares) at Mar. 31, 2011	3,781
Net income	0	0	184	0	0	0	184	184	0	184
Exercise of share options	0	5	0	0	0	0	5
Exercise of share options (in shares)	3
Cash dividends	0	0	(756)	0	0	0	(756)
Balance at Mar. 31, 2012	$ 38	$ 11,340	$ 634	$ 0	$ (14)	$ 0	$ 11,998	$ 184	$ 0	$ 184
Balance (in shares) at Mar. 31, 2012	3,784